Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2021
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2019	2020	2021
		(in thousands)
Current
Government grant advances	16.1	$349	$693	$3,317
Research project financing	16.2	674	1,288	1,057
Government loans	16.2	449	1,886	1,832
Total current portion		$1,472	$3,867	$6,206
Non-current
Government grant advances	16.1	$510	$642	$2,048
Research project financing	16.2	4,652	4,625	2,248
Government loans	16.3	348	4,611	3,084
Accrued interest	16.2	640	1,325	1,974
Total non-current portion		$6,150	$11,203	$9,354